CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenue	$ 63,227	$ 76,730	$ 288,540	$ 546,191	$ 858,370
Revenue from Contract with Customer, Product and Service [Extensible Enumeration]	us-gaap:EntertainmentMember	us-gaap:EntertainmentMember	us-gaap:EntertainmentMember	us-gaap:EntertainmentMember	us-gaap:EntertainmentMember
Operating expenses:
Product cost	$ 27,290	$ 28,248	$ 115,141	$ 220,999	$ 359,880
Direct operating	30,005	33,024	131,926	167,090	237,490
Marketing	4,022	3,284	14,806	21,214	25,813
Stock-based compensation expense	1,808	566	1,994	16	156
General and administrative	23,203	13,309	59,436	62,219	67,002
Depreciation and amortization	25,090	27,526	108,505	136,838	138,274
Total operating expenses	111,418	105,957	431,808	608,376	828,615
Operating loss	(48,191)	(29,227)	(143,268)	(62,185)	29,755
Interest and other income (expense), net:
Interest and other income (expense), net	7,343	(7,247)	(31,523)	(32,522)	(44,578)
Total interest and other income (expense), net	7,343	(7,247)	(31,523)	(32,522)	(44,578)
Loss before income taxes	(40,848)	(36,474)	(174,791)	(94,707)	(14,823)
Income tax expense (benefit)	26	(9,279)	(34,035)	(25,204)	(7,256)
Net loss	(40,874)	$ (27,195)	(140,756)	$ (69,503)	$ (7,567)
Net loss attributable to non-controlling interest	(39,430)		(27,967)
Net loss attributable to Class A common stockholders	$ (1,444)		$ (112,789)
Loss per share of Class A common stock:
Basic loss per share (Note 9)	$ (0.11)		$ (0.58)
Diluted loss per share (Note 9)	$ (0.11)		$ (0.55)
Weighted average shares of Class A common stock outstanding:
Basic	12,618,516		12,618,516
Diluted	12,618,516		12,618,516